Contingent liabilities, contractual commitments and guarantees	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities, contractual commitments and guarantees

33Contingent liabilities, contractual commitments and guarantees

	HSBC		HSBC Holdings[1]
	2025	2024	2025	2024
	$m	$m	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees	17,476	16,998	—	—
– performance and other guarantees	102,684	92,723	6,983	7,327
– other contingent liabilities	164	298	—	—
At 31 Dec	120,324	110,019	6,983	7,327
Commitments:[2]
– documentary credits and short-term trade-related transactions	6,959	7,096	—	—
– forward asset purchases and forward deposits placed	84,978	61,017	—	—
– standby facilities, credit lines and other commitments to lend	856,700	793,465	—	—
At 31 Dec	948,637	861,578	—	—
1Guarantees by HSBC Holdings are in favour of other Group entities. These include contracts that provide protection against credit risk on a specified exposure but do not meet the definition of financial guarantees.
2Includes $690.8bn of commitments at 31 December 2025 (31 December 2024: $619.4bn), to which the impairment requirements in IFRS 9 are applied.
The preceding table discloses the nominal principal amounts of off-balance sheet liabilities and commitments for the Group, which represent the maximum amounts at risk should the contracts be fully drawn upon and the clients default. As a significant portion of guarantees and commitments are expected to expire without being drawn upon, the total of the nominal principal amounts is not indicative of future liquidity requirements. The expected credit loss provision relating to guarantees and commitments under IFRS 9 is disclosed in Note 28.
The majority of the guarantees have a term of less than one year. All guarantees are subject to HSBC’s annual credit review process.
Contingent liabilities arising from legal proceedings, regulatory and other matters against Group companies are excluded from this note but are disclosed in Notes 28 and 35.
Financial Services Compensation Scheme
The Financial Services Compensation Scheme (‘FSCS’) provides compensation, up to certain limits, to eligible customers of financial services firms that are unable, or likely to be unable, to pay claims against them. The FSCS may impose a further levy on the Group to the extent the industry levies imposed to date are not sufficient to cover the compensation due to customers in any future possible collapse. The ultimate FSCS levy to the industry as a result of a collapse cannot be estimated reliably. It is dependent on various uncertain factors including the potential recovery of assets by the FSCS, changes in the level of protected products (including deposits and investments) and the population of FSCS members at the time.
Associates
HSBC’s share of associates’ contingent liabilities, contractual commitments and guarantees amounted to $70.9bn at 31 December 2025 (2024:
$74.5bn). No matters arose where HSBC was severally liable.